Loans and Accounts Receivable From Customers - Movements in Credit Risk Provisions (Detail) $ in Millions	12 Months Ended
Dec. 31, 2018 CLP ($)
IAS 39 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	$ 559,304
Allowances established	819,268
Allowances released	(472,305)
Application of provisions	(9,760)
Exchange rate differences	(44,619)
Ending balance	618,527
IFRS9 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	740,573
Net transfers to stage 1	77,796
Net transfer to stage 2	43,864
Net transfer to stage 3	(27,165)
Increases due to change in credit risk	85,755
Decreases due to change in credit risk	(61,965)
Charge-offs/write-offs	(134,966)
Changes due to modifications that did not result in derecognition	0
New financial assets originated or purchased	221,176
Financial assets that have been derecognized	(193,074)
Changes in models/risk parameters	6,149
Foreign exchange and other movements	9,977
Ending balance	768,120
Charge-offs [member] | IAS 39 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total charge-offs	(233,361)
Charge-offs [member] | Commercial loans [member] | IAS 39 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total charge-offs	(109,350)
Charge-offs [member] | Mortgages loans [member] | IAS 39 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total charge-offs	(8,303)
Charge-offs [member] | Consumer loans [member] | IAS 39 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total charge-offs	(115,708)
Commercial loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	488,535
Net transfers to stage 1	38,322
Net transfer to stage 2	38,414
Net transfer to stage 3	(21,602)
Increases due to change in credit risk	48,452
Decreases due to change in credit risk	(33,923)
Charge-offs/write-offs	(75,996)
Changes due to modifications that did not result in derecognition	0
New financial assets originated or purchased	110,022
Financial assets that have been derecognized	(120,684)
Changes in models/risk parameters	6,149
Foreign exchange and other movements	7,018
Ending balance	484,707
Consumer loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Ending balance	217,296
Individually assessed for credit losses [member] | IAS 39 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	366,058
Allowances established	338,701
Allowances released	(302,504)
Application of provisions	(9,760)
Exchange rate differences	(24,641)
Ending balance	298,152
Individually assessed for credit losses [member] | Charge-offs [member] | IAS 39 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total charge-offs	(69,702)
Individually assessed for credit losses [member] | Charge-offs [member] | Commercial loans [member] | IAS 39 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total charge-offs	(69,702)
Collectively assessed for credit losses [member] | IAS 39 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	193,246
Allowances established	480,567
Allowances released	(169,801)
Exchange rate differences	(19,978)
Ending balance	320,375
Collectively assessed for credit losses [member] | Charge-offs [member] | IAS 39 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total charge-offs	(163,659)
Collectively assessed for credit losses [member] | Charge-offs [member] | Commercial loans [member] | IAS 39 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total charge-offs	(39,648)
Collectively assessed for credit losses [member] | Charge-offs [member] | Mortgages loans [member] | IAS 39 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total charge-offs	(8,303)
Collectively assessed for credit losses [member] | Charge-offs [member] | Consumer loans [member] | IAS 39 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total charge-offs	(115,708)
Individually Evaluated [Member] | IFRS9 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	82,125
Increases due to change in credit risk	20,319
Decreases due to change in credit risk	(2,238)
Changes due to modifications that did not result in derecognition	0
New financial assets originated or purchased	23,465
Financial assets that have been derecognized	(35,991)
Changes in models/risk parameters	45,930
Ending balance	133,610
Individually Evaluated [Member] | Commercial loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	82,125
Increases due to change in credit risk	20,319
Decreases due to change in credit risk	(2,238)
Changes due to modifications that did not result in derecognition	0
New financial assets originated or purchased	23,465
Financial assets that have been derecognized	(35,991)
Changes in models/risk parameters	45,930
Ending balance	133,610
Individually Evaluated [Member] | Mortgages loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	60,471
Net transfers to stage 1	7,988
Net transfer to stage 2	4,047
Net transfer to stage 3	(2,991)
Increases due to change in credit risk	8,743
Decreases due to change in credit risk	(7,717)
Charge-offs/write-offs	(2,504)
Changes due to modifications that did not result in derecognition	0
New financial assets originated or purchased	3,621
Financial assets that have been derecognized	(5,901)
Foreign exchange and other movements	360
Ending balance	66,117
Individually Evaluated [Member] | Consumer loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	191,567
Net transfers to stage 1	31,486
Net transfer to stage 2	1,403
Net transfer to stage 3	(2,572)
Increases due to change in credit risk	28,560
Decreases due to change in credit risk	(20,325)
Charge-offs/write-offs	(56,466)
Changes due to modifications that did not result in derecognition	0
New financial assets originated or purchased	107,533
Financial assets that have been derecognized	(66,489)
Foreign exchange and other movements	2,599
Ending balance	217,296
Individually Evaluated [Member] | Stage1 [member] | 12-month expected credit losses [member] | IFRS9 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Changes due to modifications that did not result in derecognition	0
Individually Evaluated [Member] | Stage1 [member] | Commercial loans [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Changes due to modifications that did not result in derecognition	0
Individually Evaluated [Member] | Stage1 [member] | Mortgages loans [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	3,962
Net transfer to stage 2	(206)
Net transfer to stage 3	(73)
Increases due to change in credit risk	1,203
Decreases due to change in credit risk	(394)
Changes due to modifications that did not result in derecognition	0
New financial assets originated or purchased	1,639
Financial assets that have been derecognized	(399)
Foreign exchange and other movements	24
Ending balance	5,756
Individually Evaluated [Member] | Stage1 [member] | Consumer loans [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	59,175
Net transfer to stage 2	(3,980)
Net transfer to stage 3	(855)
Increases due to change in credit risk	8,510
Decreases due to change in credit risk	(10,415)
Charge-offs/write-offs	(10,333)
Changes due to modifications that did not result in derecognition	0
New financial assets originated or purchased	37,016
Financial assets that have been derecognized	(9,156)
Foreign exchange and other movements	803
Ending balance	70,765
Individually Evaluated [Member] | Stage 2 [member] | Lifetime expected credit losses [member] | IFRS9 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	49,389
Increases due to change in credit risk	3,732
Decreases due to change in credit risk	(532)
Changes due to modifications that did not result in derecognition	0
New financial assets originated or purchased	6,428
Financial assets that have been derecognized	(20,636)
Changes in models/risk parameters	7,772
Ending balance	46,153
Individually Evaluated [Member] | Stage 2 [member] | Commercial loans [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	49,389
Increases due to change in credit risk	3,732
Decreases due to change in credit risk	(532)
Changes due to modifications that did not result in derecognition	0
New financial assets originated or purchased	6,428
Financial assets that have been derecognized	(20,636)
Changes in models/risk parameters	7,772
Ending balance	46,153
Individually Evaluated [Member] | Stage 2 [member] | Mortgages loans [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	37,460
Net transfers to stage 1	5,344
Net transfer to stage 3	(2,918)
Increases due to change in credit risk	5,921
Decreases due to change in credit risk	(7,002)
Charge-offs/write-offs	(13)
Changes due to modifications that did not result in derecognition	0
New financial assets originated or purchased	1,577
Financial assets that have been derecognized	(2,792)
Foreign exchange and other movements	223
Ending balance	37,800
Individually Evaluated [Member] | Stage 2 [member] | Consumer loans [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	78,815
Net transfers to stage 1	16,833
Net transfer to stage 3	(1,717)
Increases due to change in credit risk	5,822
Decreases due to change in credit risk	(9,447)
Charge-offs/write-offs	(11,099)
Changes due to modifications that did not result in derecognition	0
New financial assets originated or purchased	36,397
Financial assets that have been derecognized	(31,831)
Foreign exchange and other movements	1,069
Ending balance	84,842
Individually Evaluated [Member] | Stage 3 [member] | Lifetime expected credit losses [member] | IFRS9 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	32,736
Increases due to change in credit risk	16,587
Decreases due to change in credit risk	(1,706)
Changes due to modifications that did not result in derecognition	0
New financial assets originated or purchased	17,037
Financial assets that have been derecognized	(15,355)
Changes in models/risk parameters	38,158
Ending balance	87,457
Individually Evaluated [Member] | Stage 3 [member] | Commercial loans [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	32,736
Increases due to change in credit risk	16,587
Decreases due to change in credit risk	(1,706)
Changes due to modifications that did not result in derecognition	0
New financial assets originated or purchased	17,037
Financial assets that have been derecognized	(15,355)
Changes in models/risk parameters	38,158
Ending balance	87,457
Individually Evaluated [Member] | Stage 3 [member] | Mortgages loans [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	19,049
Net transfers to stage 1	2,644
Net transfer to stage 2	4,253
Increases due to change in credit risk	1,619
Decreases due to change in credit risk	(321)
Charge-offs/write-offs	(2,491)
Changes due to modifications that did not result in derecognition	0
New financial assets originated or purchased	405
Financial assets that have been derecognized	(2,710)
Foreign exchange and other movements	113
Ending balance	22,561
Individually Evaluated [Member] | Stage 3 [member] | Consumer loans [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	53,577
Net transfers to stage 1	14,653
Net transfer to stage 2	5,383
Increases due to change in credit risk	14,228
Decreases due to change in credit risk	(463)
Charge-offs/write-offs	(35,034)
Changes due to modifications that did not result in derecognition	0
New financial assets originated or purchased	34,120
Financial assets that have been derecognized	(25,502)
Foreign exchange and other movements	727
Ending balance	61,689
Group [Member] | IFRS9 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	658,448
Net transfers to stage 1	77,796
Net transfer to stage 2	43,864
Net transfer to stage 3	(27,165)
Increases due to change in credit risk	65,436
Decreases due to change in credit risk	(59,727)
Charge-offs/write-offs	(134,966)
Changes due to modifications that did not result in derecognition	0
New financial assets originated or purchased	197,711
Financial assets that have been derecognized	(157,083)
Changes in models/risk parameters	(39,781)
Foreign exchange and other movements	9,977
Ending balance	634,510
Group [Member] | Commercial loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	406,410
Net transfers to stage 1	38,322
Net transfer to stage 2	38,414
Net transfer to stage 3	(21,602)
Increases due to change in credit risk	28,133
Decreases due to change in credit risk	(31,685)
Charge-offs/write-offs	(75,996)
Changes due to modifications that did not result in derecognition	0
New financial assets originated or purchased	86,557
Financial assets that have been derecognized	(84,693)
Changes in models/risk parameters	(39,781)
Foreign exchange and other movements	7,018
Ending balance	351,097
Group [Member] | Stage1 [member] | 12-month expected credit losses [member] | IFRS9 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	126,230
Net transfer to stage 2	(5,233)
Net transfer to stage 3	(4,354)
Increases due to change in credit risk	18,307
Decreases due to change in credit risk	(23,460)
Charge-offs/write-offs	(21,316)
Changes due to modifications that did not result in derecognition	0
New financial assets originated or purchased	66,074
Financial assets that have been derecognized	(19,950)
Changes in models/risk parameters	138
Foreign exchange and other movements	2,056
Ending balance	138,492
Group [Member] | Stage1 [member] | Commercial loans [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	63,093
Net transfer to stage 2	(1,047)
Net transfer to stage 3	(3,426)
Increases due to change in credit risk	8,594
Decreases due to change in credit risk	(12,651)
Charge-offs/write-offs	(10,983)
Changes due to modifications that did not result in derecognition	0
New financial assets originated or purchased	27,419
Financial assets that have been derecognized	(10,395)
Changes in models/risk parameters	138
Foreign exchange and other movements	1,229
Ending balance	61,971
Group [Member] | Stage 2 [member] | Lifetime expected credit losses [member] | IFRS9 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	248,129
Net transfers to stage 1	36,325
Net transfer to stage 3	(22,811)
Increases due to change in credit risk	18,459
Decreases due to change in credit risk	(27,162)
Charge-offs/write-offs	(18,559)
Changes due to modifications that did not result in derecognition	0
New financial assets originated or purchased	54,568
Financial assets that have been derecognized	(58,405)
Changes in models/risk parameters	(1,761)
Foreign exchange and other movements	3,664
Ending balance	232,447
Group [Member] | Stage 2 [member] | Commercial loans [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	131,854
Net transfers to stage 1	14,148
Net transfer to stage 3	(18,176)
Increases due to change in credit risk	6,716
Decreases due to change in credit risk	(10,713)
Charge-offs/write-offs	(7,447)
Changes due to modifications that did not result in derecognition	0
New financial assets originated or purchased	16,594
Financial assets that have been derecognized	(23,782)
Changes in models/risk parameters	(1,761)
Foreign exchange and other movements	2,372
Ending balance	109,805
Group [Member] | Stage 3 [member] | Lifetime expected credit losses [member] | IFRS9 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	284,089
Net transfers to stage 1	41,471
Net transfer to stage 2	49,097
Increases due to change in credit risk	28,670
Decreases due to change in credit risk	(9,105)
Charge-offs/write-offs	(95,091)
Changes due to modifications that did not result in derecognition	0
New financial assets originated or purchased	77,069
Financial assets that have been derecognized	(78,728)
Changes in models/risk parameters	(38,158)
Foreign exchange and other movements	4,257
Ending balance	263,571
Group [Member] | Stage 3 [member] | Commercial loans [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	211,463
Net transfers to stage 1	24,174
Net transfer to stage 2	39,461
Increases due to change in credit risk	12,823
Decreases due to change in credit risk	(8,321)
Charge-offs/write-offs	(57,566)
Changes due to modifications that did not result in derecognition	0
New financial assets originated or purchased	42,544
Financial assets that have been derecognized	(50,516)
Changes in models/risk parameters	(38,158)
Foreign exchange and other movements	3,417
Ending balance	$ 179,321